Investments in Associates & Joint Ventures (Narrative) (Details) - Truss LP - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2018	Oct. 31, 2021	Jul. 31, 2022
Disclosure of joint ventures [line items]
Number of shares held	42,500
Proportion of ownership interest in joint venture	42.50%
Molson Coors Canada (the "Partner")
Disclosure of joint ventures [line items]
Number of shares held	57,500
Proportion of ownership interest in joint venture	57.50%
Discounted cash flow
Disclosure of joint ventures [line items]
Impairment losses		$ 26,925	$ 30,835
Terminal value growth rate		3.00%
Change in impairment loss due to percent change in terminal growth rate		$ 3,098
Discounted cash flow | Weighted average cost of capital, measurement input
Disclosure of joint ventures [line items]
Post tax discount rate		15.00%
Change in impairment loss due to percent change in terminal growth rate		$ 8,394
Cost value of assets approach
Disclosure of joint ventures [line items]
Market recoverability rate			53.00%
Change in impairment loss due to percent change In market recoverability rate			$ 300